Notes to the Consolidated Statements of Financial Position - Summary Of Cash and cash equivalents (Detail) - EUR (€) € in Millions	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Text Block [Abstract]
Cash on hand	€ 0.1	€ 0.1
Bank balances	50.6	95.5
Total	€ 50.7	€ 95.6	€ 108.1	€ 16.4